Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2020 Portfolio℠
September 30, 2025
VIPIFF2020-NPRT3-1125
1.822895.120
Bond Funds - 52.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,456,146	23,063,212
Fidelity International Bond Index Fund (a)	740,932	6,957,354
Fidelity Long-Term Treasury Bond Index Fund (a)	724,555	6,825,306
VIP High Income Portfolio - Investor Class (a)	433,073	2,195,678
VIP Investment Grade Bond II Portfolio - Investor Class (a)	5,718,401	55,925,965
TOTAL BOND FUNDS (Cost $96,825,898)		94,967,515

Domestic Equity Funds - 23.7%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	2,042	199,641
VIP Contrafund Portfolio - Investor Class (a)	114,794	7,538,495
VIP Equity Income Portfolio - Investor Class (a)	204,254	6,109,251
VIP Growth & Income Portfolio - Investor Class (a)	238,756	8,399,437
VIP Growth Portfolio - Investor Class (a)	115,778	12,501,738
VIP Mid Cap Portfolio - Investor Class (a)	50,525	1,923,491
VIP Value Portfolio - Investor Class (a)	219,127	4,262,010
VIP Value Strategies Portfolio - Investor Class (a)	135,919	2,112,189
TOTAL DOMESTIC EQUITY FUNDS (Cost $20,163,937)		43,046,252

International Equity Funds - 21.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	827,799	12,607,376
VIP Overseas Portfolio - Investor Class (a)	899,581	27,095,365
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $21,970,394)		39,702,741

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $4,242,142)	3.95	4,242,142	4,242,142

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $143,202,371)	181,958,650
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	181,958,650

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	-	199,641	-	-	-	-	199,641	2,042
Fidelity Inflation-Protected Bond Index Fund	22,143,870	3,444,902	3,744,458	255,961	(371,205)	1,590,103	23,063,212	2,456,146
Fidelity International Bond Index Fund	6,805,122	1,005,339	919,271	77,922	(24,038)	90,202	6,957,354	740,932
Fidelity Long-Term Treasury Bond Index Fund	6,523,087	1,805,690	1,730,385	205,329	(353,563)	580,477	6,825,306	724,555
VIP Contrafund Portfolio - Investor Class	7,320,687	1,220,798	1,955,004	225,127	71,396	880,618	7,538,495	114,794
VIP Emerging Markets Portfolio - Investor Class	14,281,938	1,826,058	7,154,041	-	1,504,338	2,149,083	12,607,376	827,799
VIP Equity Income Portfolio - Investor Class	5,973,379	773,768	1,372,224	44,437	32,868	701,460	6,109,251	204,254
VIP Government Money Market Portfolio - Investor Class	1,274,653	5,966,177	2,998,689	72,353	-	1	4,242,142	4,242,142
VIP Growth & Income Portfolio - Investor Class	8,195,593	1,013,913	1,974,411	79,819	227,939	936,403	8,399,437	238,756
VIP Growth Portfolio - Investor Class	12,132,490	1,810,945	2,826,926	141,193	(58,384)	1,443,613	12,501,738	115,778
VIP High Income Portfolio - Investor Class	2,081,550	115,498	172,239	4,432	(7,657)	178,526	2,195,678	433,073
VIP Investment Grade Bond II Portfolio - Investor Class	51,830,730	8,636,796	7,782,634	11,857	(231,035)	3,472,108	55,925,965	5,718,401
VIP Mid Cap Portfolio - Investor Class	1,880,616	366,930	369,518	83,665	(14,827)	60,290	1,923,491	50,525
VIP Overseas Portfolio - Investor Class	24,706,883	3,955,324	6,284,027	280,236	722,979	3,994,206	27,095,365	899,581
VIP Value Portfolio - Investor Class	4,197,458	624,994	668,051	157,095	(14,416)	122,025	4,262,010	219,127
VIP Value Strategies Portfolio - Investor Class	2,086,345	317,431	320,039	37,613	(15,034)	43,486	2,112,189	135,919
	171,434,401	33,084,204	40,271,917	1,677,039	1,469,361	16,242,601	181,958,650

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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